BORROWINGS AND LEASES (Tables)	6 Months Ended
Jul. 01, 2022
Financial Instruments [Abstract]
Disclosure of borrowings
The following table summarises the carrying value of the Group’s borrowings as at the dates presented:

	1 July 2022	31 December 2021
	€ million	€ million
Non-current:
Euro denominated bonds	8,572	8,646
Foreign currency bonds (swapped into Euro)[1]	1,103	1,757
Australian dollar denominated bonds	442	432
Foreign currency bonds (swapped into Australian Dollar or New Zealand Dollar)[1]	428	446
Lease obligations	520	509
Total non-current borrowings	11,065	11,790

Current:
Euro denominated bonds[2]	—	700
Foreign currency bonds (swapped into Euro)[1]	817	—
Australian dollar denominated bonds[3]	103	230
Euro commercial paper	522	285
Bank overdrafts	—	1
Lease obligations	135	134
Total current borrowings	1,577	1,350
[1] Cross currency swaps are used by the Group to swap foreign currency bonds into the required local currency.
[2] In January 2022 the Group repaid prior to maturity €700 million of outstanding Euro denominated bonds (€700 million 0.75% Notes 2022) due in February 2022.
[3] In March 2022, the Group repaid on maturity €134 million of outstanding Australian dollar denominated bonds (A$200 million 3.3750% Notes 2022). These were acquired as part of the API acquisition.